Cover	Aug. 06, 2025
Cover [Abstract]
Document Type	8-K
Document Period End Date	Aug. 06, 2025
Entity Registrant Name	Ibotta, Inc.
Entity Tax Identification Number	35-2426358
Entity Address, Address Line Two	Suite 400
Entity Address, City or Town	Denver
Entity Address, State or Province	CO
Entity Address, Postal Zip Code	80202
City Area Code	303
Local Phone Number	593-1633
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A Common Stock, $0.00001 par value per share
Trading Symbol	IBTA
Security Exchange Name	NYSE
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0001538379
Amendment Flag	false
Entity File Number	001-42018
Entity Address, Address Line One	1801 California Street
Entity Incorporation, State or Country Code	DE